Financial Income (Expenses), Net (Financial Expense) (Details) (Foreign Currency Exchange Differences and Other [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Exchange Differences and Other [Member]
Component of Other Expense, Nonoperating [Line Items]
Financial expense	$ (64)	$ (204)	$ (75)